Financial Instruments - Company's maximum exposure to credit risk for its trade receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jul. 01, 2020
NetFortris
Financial instruments
Maximum exposure to credit risk			$ 7,907
Trade receivables
Financial instruments
Maximum exposure to credit risk	$ 16,045	$ 14,734	8,244
Trade receivables | Cost
Financial instruments
Maximum exposure to credit risk	18,326	15,830	8,676
Trade receivables | Accumulated impairment
Financial instruments
Maximum exposure to credit risk	(2,281)	(1,096)	(432)
Trade receivables | 0 to 30 days | Cost
Financial instruments
Maximum exposure to credit risk	12,809	11,692	6,834
Trade receivables | 31-90 days | Cost
Financial instruments
Maximum exposure to credit risk	2,541	2,787	1,349
Trade receivables | Greater than 90 days | Cost
Financial instruments
Maximum exposure to credit risk	$ 2,976	$ 1,351	$ 493